LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 239,149	$ 259,621	$ 294,103
Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	319,679	337,776
Future finance charges	80,530	78,155
Gross lease liabilities	239,149	259,621
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	49,015	44,371
Within one year | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	60,233	52,803
Gross lease liabilities	239,149	259,621
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	117,654	122,966
Later than one year but not later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	151,255	156,538
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	72,480	92,284
Later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 108,191	$ 128,435